Convertible Notes Payable (Details Textual)	0 Months Ended							12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Oct. 05, 2012 USD ($)	Oct. 15, 2012 USD ($)	Aug. 15, 2012 USD ($)	Mar. 15, 2012 USD ($)	Aug. 09, 2010 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 15, 2012 USD ($)	Jun. 15, 2011 USD ($)	Jun. 15, 2011 CAD	Feb. 04, 2008 Notes C-1 [Member] USD ($)	Dec. 31, 2013 Notes C-1 [Member] USD ($)	Jul. 13, 2013 Notes C-1 [Member] USD ($)	Jul. 13, 2013 Notes C-1 [Member] Post Split [Member]	Feb. 15, 2008 Notes C-2 [Member] USD ($)	Dec. 31, 2013 Notes C-2 [Member] USD ($)	Jul. 13, 2013 Notes C-2 [Member] USD ($)	Jul. 13, 2013 Notes C-2 [Member] Post Split [Member]	Mar. 18, 2008 Notes C-3 [Member] USD ($)	Dec. 31, 2013 Notes C-3 [Member] USD ($)	Dec. 31, 2013 Notes C-3 [Member] Post Split [Member] USD ($)	Aug. 15, 2013 Notes C-4 [Member] USD ($)	Dec. 31, 2013 Notes C-4 [Member]	Jan. 01, 2014 Notes C-4 [Member] Subsequent Event [Member] USD ($)	Jul. 13, 2013 Notes C-5 [Member] USD ($)	Aug. 31, 2011 Notes C-5 [Member] USD ($)	Dec. 31, 2013 Notes C-5 [Member] USD ($)	Aug. 30, 2010 Notes C-5 [Member] USD ($)	Dec. 31, 2013 Notes C-5 [Member] Post Split [Member] USD ($)	Nov. 08, 2013 Notes C-6 [Member] USD ($)	Dec. 31, 2013 Notes C-6 [Member] USD ($)	Dec. 31, 2012 Notes C-6 [Member] USD ($)
Convertible Notes Payable (Textual)
Notes bear interest rate per annum	0.01%	0.05%	0.05%	0.05%	0.05%	0.05%	5.00%			0.08%				8.00%				8.00%				8.00%			9.00%				6.00%
Meturity date	Jul. 31, 2014	Apr. 30, 2014	Oct. 15, 2013	Oct. 15, 2013	Aug. 15, 2013	Mar. 15, 2013	Apr. 30, 2013	Aug. 15, 2013						Feb. 04, 2011				Feb. 15, 2011				Mar. 18, 2011							Aug. 31, 2014
Conversion Price, per share														$ 1,872				$ 1,872				$ 1,872	$ 1,872						$ 1.872		$ 1,872
Convert the principal balance, Amount	$ 10,536	$ 13,362	$ 4,000	$ 7,440	$ 9,420	$ 15,000	$ 8,400			$ 430	$ 26,723	26,000			$ 88,000				$ 20,000								$ 20,000					$ 37,375
Accrued Interest																											8,780
Common stock per share														$ 1,872									$ 1,872									$ 126
Prior to the Maturity Date, Description														The principal amount and accrued interest shall be converted into shares of common stock of the Company upon the first occurrence of any one of the following events: (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the ''Next Financing Closing'') which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (''Change of Control''): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than eighty percent (80%) of the voting rights of the Company.				The principal amount and accrued interest shall be converted into common stock of the Company upon the first occurrence of any one of the following events: (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the "Next Financing Closing'') which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following ("Change of Control''): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than eighty percent (80%) of the voting rights of the Company.				The principal amount and accrued interest shall be converted into common stock of the Company upon the first to occur of the following events and the Company shall provide a written notice to the note holder of the occurrence of any such conversion event ("Conversion Notice"): (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the ''Next Financing Closing'') which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (''Change of Control''): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than sixty-five percent (65%) of the voting rights of the Company.							The principal amount and accrued interest shall be converted into shares of common stock of the Company upon the first occurrence of any one of the following events: (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the ''Next Financing Closing'') which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (''Change of Control''): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than eighty percent (80%) of the voting rights of the Company.			The term "Conversion Price" shall mean a 40% discount of the lowest reported sale price of the common stock for the 20 trading days immediately prior to (i) the date of the Purchase Agreement, or (ii) the Voluntary Conversion Date. As of December 31, 2013 this note has not been converted or repaid.
Next Financing Closing, Description														The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before August 4, 2008, 90% if the Next Financing Closing occurs after August 4, 2008 but on or before August 4, 2009, 85% if the Next Financing Closing occurs after August 4, 2008 but on or before February 4, 2010, or 80% if the Next Financing Closing occurs after February 4, 2010.				The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before August 15, 2008, 90% if the Next Financing Closing occurs after August 15, 2008 but on or before August 15, 2009, 85% if the Next Financing Closing occurs after August 15, 2008 but on or before February 15, 2010, or 80% if the Next Financing Closing occurs after February 15, 2010.				The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before September 18, 2008, 90% if the Next Financing Closing occurs after September 18, 2008 but on or before September 18, 2009, 85% if the Next Financing Closing occurs after September 18, 2009 but on or before March 18, 2010, or 80% if the Next Financing Closing occurs after March 18, 2010.							The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before February 29, 2012, 90% if the Next Financing Closing occurs after February 29, 2012 but on or before February 28, 2013, 85% if the Next Financing Closing occurs after February 28, 2013 but on or before August 31, 2013, or 80% if the Next Financing Closing occurs after August 31, 2013.			The Principal Amount outstanding shall be due and payable on the date that is 18 months from the Issuance Date.
Convertible promissory note agreements, Total													88,000				20,000				250,000			250,000,000				20,000
New capital investment, Amount														500,000				500,000				500,000								1,500,000
Common stock shares, Split								57,000								2,063				468
Convertible notes, Interest expense																																2,500	48,415	59,117
Unpaid principal amount, Interest rate																									15.00%
Right to convert upon written notice terms, Description																									The principal then due under the note on the following terms: (i) automatically into the Company's next issued series of preferred stock for not less than $1,500,000 at the per share price. Interest will either be paid or converted at the option of the holder; or (ii) in the event that the conversion in (i) does not occur by August 30, 2010, then the holder will have the option of converting the note into the requisite number of units of the Company's preferred stock.
Common stock issued for partial conversion of debt																										1,700,000
Common stock issued value for partial conversion of debt																										50,000
Interest expense								(79,433)	(78,822)
Convertible notes, Discount																																4,875
Convertible notes, Advance																																$ 30,000